Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Total revenues	$ 951,797	$ 1,229,336	$ 1,473,699
Voyage expenses (note 8)	(317,373)	(405,546)	(474,371)
Vessel operating expenses (note 14a)	(240,961)	(261,114)	(249,273)
Time-charter hire expenses (note 10)	(45,257)	(74,795)	(70,836)
Depreciation and amortization	(86,630)	(93,582)	(97,551)
General and administrative expenses	(46,568)	(46,604)	(43,667)
Gain on sale and write-down of assets (note 15)	99,659	38,080	10,360
Restructuring charges (note 16)	(5,568)	(5,632)	(1,597)
Income from operations	309,099	380,143	546,764
Interest expense	(2,896)	(7,472)	(27,713)
Interest income	29,689	24,076	10,952
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	449
Equity income and gain on distribution from equity-accounted investment	9,617	2,767	3,432
Other income (expense) (note 17)	1,753	4,558	(1,402)
Net income before income tax	347,262	404,072	532,482
Income tax recovery (expense) (note 18)	3,924	(405)	(12,592)
Net income	$ 351,186	$ 403,667	$ 519,890
Per common share amounts (note 19)
• Basic earnings per share	$ 10.15	$ 11.73	$ 15.22
• Diluted earnings per share	$ 10.10	$ 11.63	$ 15.04
Weighted-average number of Class A and Class B common shares outstanding (note 19)
• Basic (in shares)	34,604,637	34,406,223	34,159,818
• Diluted (in shares)	34,775,458	34,705,472	34,568,160
• Cash dividends declared (in dollars per share)	$ 2.00	$ 3.00	$ 1.75
Voyage charter
REVENUES
Total revenues	$ 785,239	$ 1,066,963	$ 1,321,487
Time-charter revenues
REVENUES
Total revenues	23,415	25,915	31,149
Other
REVENUES
Total revenues	$ 143,143	$ 136,458	$ 121,063